RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 16, 2021	Dec. 24, 2020	Dec. 15, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 16, 2019
Payment for rent						$ 497,177	$ 10,802
Operating lease, right-of-use asset						140,628
Advance of debt						61,639
Repaid of debt						$ 122,865
Preferred stock, shares authorized						10,000,000	10,000,000
Debt maturity date			Jun. 15, 2021
Debt Instrument, Periodic Payment, Principal			$ 64,143
Debt Instrument, Interest Rate During Period			12.00%
Preferred stock conversion basis			The shares of Series Y Preferred Stock are not convertible to the extent that (i) the Company’s Certificate of Incorporation has not been amended to increase the number of authorized shares of Common Stock of the Company, or (ii) the holder (together with such holder’s affiliates) would beneficially own in excess of 4.99% of the shares of Common Stock outstanding immediately after giving effect to such conversion (which provision may be increased to a maximum of 9.99% by the holder by written notice from such holder to the Company, which notice shall be effective 61 calendar days after the date of such notice)
Additional paid-in capital debt discount		$ 64,143
Conversion of Stock, Amount Converted		$ 64,143
Conversion of Stock, Shares Converted		3.20716				822,593	22,364,393
Gain (Loss) on Extinguishment of Debt						$ 739,710	$ 250,000
[custom:AccruedInterestPayable-0]						$ 0	$ 0
Settlement Agreement [Member]
Debt Instrument, Description			In accordance with the Settlement Agreement, (i) on December 23, 2020, the Company paid JDE the Cash Settlement, and (ii) on December 15, 2020, the Company entered into the Note with JDE for a principal amount of $64,143
JDE Development, LLC [Member]
Related Party Transaction, Amounts of Transaction			$ 25,000
Debt Instrument, Periodic Payment, Principal			64,143
Preferred Stock [Member]
Preferred stock, shares authorized						10,000,000
Preferred stock, par value						$ 0.001
Series C Preferred Stock [Member]
Preferred stock, shares authorized						1,000	1,000
Preferred stock, par value						$ 0.001	$ 0.001
Series C Preferred Stock [Member] | Preferred Stock [Member]
Preferred stock, shares authorized								1,000
Preferred stock, par value								$ 0.001
Preferred Stock Series Z [Member] | Preferred Stock [Member]
Preferred stock, shares authorized				500	500
Preferred stock, par value				$ 0.001	$ 0.001
Convertible shares of preferred stock				$ 20,000	$ 20,000
Series preferred share (in Shares)				500	500
Convertible preferred stock in percentage				19.98%	19.98%
Preferred stock issuance agreement description				On September 30, 2021, the Company entered into a Series Z Preferred Stock Issuance Agreement with the Company’s Chief Executive Officer whereby the Company entered into a non–convertible note payable agreement for $1,000,000 in exchange for: (i) a $1,000,000 cash payment directly paid to the warrant holder; and (ii) the issuance of 250 Series Z Preferred Shares having a fair value of $6,530,867
Preferred Stock amount					$ 1,000,000
Bearing Interest				8.00%	8.00%
Fair value of equity finance				$ 3,000,000
Additional paid-in capital				$ 867,213	$ 867,213
Series Y Preferred Shares [Member]
Conversion of Stock, Amount Issued		$ 64,143
Amortization of Debt Issuance Costs and Discounts		60,971
Gain (Loss) on Extinguishment of Debt		$ 60,971
Debt instrument face amount							$ 0
Amortization of Debt Discount (Premium)							0
Former Chief Executive Officer [Member]
Aggregate advance amount						$ 2,957	3,696
Repaid aggregate amount						6,144	509
[custom:RelatedPartyOwedAdvanceAmount]						0
Former Chief Executive Officer [Member] | Series C Preferred Stock [Member]
Shares forfeited	1,000
Chief Executive Officer [Member]
Payment for rent						477,140
Operating lease, right-of-use asset						122,866
Reimbursed expenses						224,660
Advance of debt						24,647	20,520
Repaid of debt						$ 59,103	$ 0
Chief Financial Officer [Member]
Short-term Debt, Average Outstanding Amount			$ 89,143
Debt maturity date			Apr. 01, 2018